Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (23,150)
Balance at end of period	(21,326)	SFr (23,150)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	206	28	SFr (72)
Increase/(decrease)	(260)	91	65
Increase/(decrease) due to equity method investments			10
Reclassification adjustments, included in net income	(41)	87	25
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	(301)	178	100
Balance at end of period	(95)	206	28
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,528)	(14,469)	(13,442)
Increase/(decrease)	783	(3,076)	(1,015)
Increase/(decrease) due to equity method investments			(18)
Reclassification adjustments, included in net income	6	17	6
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	789	(3,059)	(1,027)
Balance at end of period	(16,739)	(17,528)	(14,469)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	13	30	10
Increase/(decrease)	0	(49)	20
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	0	32	0
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	0	(17)	20
Balance at end of period	13	13	30
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,727)	(3,690)	(3,974)
Increase/(decrease)	707	(327)	44
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	315	290	282
Cumulative effect of accounting changes, net of tax			(42)
Total increase/(decrease)	1,022	(37)	284
Balance at end of period	(2,705)	(3,727)	(3,690)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	456	604	387
Increase/(decrease)	4	(5)	338
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	(95)	(143)	(121)
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	(91)	(148)	217
Balance at end of period	365	456	604
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,570)	(2,772)	(890)
Increase/(decrease)	302	45	(2,053)
Increase/(decrease) due to equity method investments			0
Reclassification adjustments, included in net income	103	157	193
Cumulative effect of accounting changes, net of tax			(22)
Total increase/(decrease)	405	202	(1,882)
Balance at end of period	(2,165)	(2,570)	(2,772)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(23,150)	(20,269)	(17,981)
Increase/(decrease)	1,536	(3,321)	(2,601)
Increase/(decrease) due to equity method investments			(8)
Reclassification adjustments, included in net income	288	440	385
Cumulative effect of accounting changes, net of tax			(64)
Total increase/(decrease)	1,824	(2,881)	(2,288)
Balance at end of period	(21,326)	(23,150)	(20,269)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(20,239)
Balance at end of period	(19,359)	(20,239)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	205	28	(58)
Increase/(decrease)	(259)	90	65
Reclassification adjustments, included in net income	(41)	87	21
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	(300)	177	86
Balance at end of period	(95)	205	28
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,517)	(14,560)	(13,573)
Increase/(decrease)	751	(2,974)	(990)
Reclassification adjustments, included in net income	6	17	3
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	757	(2,957)	(987)
Balance at end of period	(16,760)	(17,517)	(14,560)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	13	30	9
Increase/(decrease)	0	(49)	21
Reclassification adjustments, included in net income	0	32	0
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	0	(17)	21
Balance at end of period	13	13	30
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(460)	(417)	(350)
Increase/(decrease)	12	(55)	(42)
Reclassification adjustments, included in net income	19	12	17
Cumulative effect of accounting changes, net of tax			(42)
Total increase/(decrease)	31	(43)	(67)
Balance at end of period	(429)	(460)	(417)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(11)	(7)	(8)
Increase/(decrease)	4	(4)	0
Reclassification adjustments, included in net income	1	0	1
Cumulative effect of accounting changes, net of tax			0
Total increase/(decrease)	5	(4)	1
Balance at end of period	(6)	(11)	(7)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,469)	(2,620)	(860)
Increase/(decrease)	284	(6)	(1,931)
Reclassification adjustments, included in net income	103	157	193
Cumulative effect of accounting changes, net of tax			(22)
Total increase/(decrease)	387	151	(1,760)
Balance at end of period	(2,082)	(2,469)	(2,620)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(20,239)	(17,546)	(14,840)
Increase/(decrease)	792	(2,998)	(2,877)
Reclassification adjustments, included in net income	88	305	235
Cumulative effect of accounting changes, net of tax			(64)
Total increase/(decrease)	880	(2,693)	(2,706)
Balance at end of period	SFr (19,359)	SFr (20,239)	SFr (17,546)